As filed with the Securities and Exchange Commission on September 27, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2019

Date of reporting period:  July 31, 2019

Item 1. Schedules of Investments.

First State Global Listed Infrastructure Fund

Schedule of Investments
at July 31, 2019 (Unaudited)

Shares		Value
	COMMON STOCKS: 84.86%
	Airport Services - 2.67%
2,711	Aena SA^	$491,457
16,700	Grupo Aeroportuario del Sureste SAB de CV - Class B^	252,717
		744,174

	Construction & Engineering - 3.89%
14,673	Ferrovial SA^	381,701
6,839	VINCI SA^	703,487
		1,085,188

	Electric Utilities - 21.53%
12,315	Alliant Energy Corp.	610,085
9,897	American Electric Power Company, Inc.	869,056
2,284	Avangrid, Inc.	115,456
11,100	Emera, Inc.^	460,888
14,375	Evergy, Inc.	869,544
8,885	Eversource Energy	674,016
16,500	Hydro One Ltd.^	291,419
7,388	NextEra Energy, Inc.	1,530,572
1,251	Portland General Electric Co.	68,617
38,137	SSE plc^	508,431
		5,998,084

	Gas Utilities - 7.80%
39,800	ENN Energy Holdings Ltd.^	409,399
35,203	Infraestructura Energetica Nova SAB de CV^	135,678
15,400	Osaka Gas Co. Ltd.^	282,907
5,345	Rubis SCA^	301,191
15,200	Tokyo Gas Co. Ltd.^	379,418
13,035	UGI Corp.	665,958
		2,174,551

	Highways & Railtracks - 13.22%
32,446	Atlantia SpA^	834,363
135,300	CCR SA^	531,791
396,000	Jiangsu Expressway Co. Ltd. - Class H^	533,552
23,752	Promotora y Operadora de Infraestructura SAB de CV^	213,801
106,000	Shenzhen Expressway Co. Ltd. - Class H^	125,821
136,170	Transurban Group^	1,443,195
		3,682,523

	Marine Ports & Services - 1.01%
94,000	China Merchants Port Holdings Co. Ltd.^	155,567
144,000	COSCO SHIPPING Ports Ltd.^	125,493
		281,060

	Multi-Utilities - 13.34%
4,245	Avista Corp.	195,397
29,245	CenterPoint Energy, Inc.	848,397
19,354	Dominion Energy, Inc.	1,437,809
66,064	National Grid plc^	677,108
18,815	NiSource, Inc.	558,617
		3,717,328

	Oil & Gas Storage & Transportation - 9.78%
4,228	Cheniere Energy, Inc.*	275,454
7,912	Enbridge, Inc.^	264,253
11,934	Kinder Morgan, Inc.	246,079
21,455	TC Energy Corp.^	1,050,479
36,106	Williams Companies, Inc.	889,652
		2,725,917

	Railroads - 10.59%
44,912	Aurizon Holdings Ltd.^	176,312
10,300	East Japan Railway Co.^	944,253
3,174	Norfolk Southern Corp.	606,615
4,938	Union Pacific Corp.	888,593
4,100	West Japan Railway Co.^	335,614
		2,951,387

	Water Utilities - 1.03%
11,674	Severn Trent plc^	285,487
	TOTAL COMMON STOCKS (Cost $22,472,529)	23,645,699

	MLP INVESTMENTS: 2.55%
	Oil & Gas Storage & Transportation - 2.55%
10,911	Enterprise Products Partners, LP	328,530
5,778	Magellan Midstream Partners, LP	382,157
	TOTAL MLP INVESTMENTS (Cost $651,541)	710,687

	REITS: 9.07%
	Real Estate - 9.07%
2,842	American Tower Corp.	601,424
6,864	Crown Castle International Corp.	914,697
4,121	SBA Communications Corp.*	1,011,335
	TOTAL REITS (Cost $2,005,109)	2,527,456

	Total Investments in Securities (Cost $25,129,179): 96.48%	26,883,842
	Other Assets in Excess of Liabilities: 3.52%	982,015
	Net Assets: 100.00%	$27,865,857

* Non-income producing security.
^ Foreign issuer.

LP	Limited Partnership
Ltd.	Company is incorporated and shareholders have limited liability.
plc	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
REIT	Real Estate Investment Trust
SA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SAB de CV	Sociedad Anonima de Capital Variable which is the most formal business structure in Mexico.
SpA	Società per Azioni is the Italian term for a limited share company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's
Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Country Allocation
Country	% of Net Assets
United States	55.88%
Canada	7.42%
Japan	6.97%
Australia	5.81%
United Kingdom	5.28%
France	3.61%
China	3.37%
Spain	3.13%
Italy	2.99%
Mexico	2.16%
Brazil	1.91%
Cayman Islands	1.47%
100.00%

First State Global Listed Infrastructure Fund
Notes to Schedule of Investments
July 31, 2019 (Unaudited)

Note 1 – Securities Valuation

The First State Global Listed Infrastructure Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (“NYSE”) (4:00 pm EST).

Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its net asset value per share, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  All assets denominated in foreign currency will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 pm EST.

For foreign securities traded on foreign exchanges, Advisors Series Trust has selected ICE Data Services’ Fair Value Information Services (“FVIS”) to provide pricing data with respect to foreign security holdings held by the Fund. The use of this third-party pricing service is designed to capture events occurring after a foreign exchange closes that may affect the value of certain holdings of the Fund’s securities traded on those foreign exchanges. The Fund utilizes a confidence interval when determining the use of the FVIS provided prices. The confidence interval is a measure of the historical relationship that each foreign exchange traded security has to movements in various indices and the price of the security’s corresponding American Depositary Receipt, if one exists. FVIS provides the confidence interval for each security for which it provides a price. If the FVIS provided price falls within the confidence interval the Fund will value the particular security at that price. If the FVIS provided price does not fall within the confidence interval the particular security will be valued at the preceding closing price on its respective foreign exchange, or if there were no transactions on such day, at the mean between the bid and asked prices. These securities would generally be categorized as level 2 in the fair value hierarchy. First State Investments (US) LLC (the “Adviser”) anticipates that the Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks
Energy	$2,725,917	$-	$-	$2,725,917
Industrials	2,493,517	6,250,815	-	8,744,332
Utilities	9,331,509	2,843,941	-	12,175,450
Total Common Stocks	14,550,943	9,094,756	-	23,645,699
MLP Investments	710,687	-	-	710,687
REITS	2,527,456	-	-	2,527,456
Total Investments in Securities	$17,789,086	$9,094,756	$-	$26,883,842

Refer to the Fund’s schedule of investments for a detailed break-out of holdings by industry classification. Transfers between levels are recognized at July 31, 2019, the end of the reporting period.  During the period ended July 31, 2019, the Fund recognized no transfers between levels.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date: 9/27/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jeffrey T. Rauman
  Jeffrey T. Rauman, President/Chief Executive
  Officer/Principal Executive Officer

Date: 9/27/19

By (Signature and Title)* /s/ Cheryl L. King
  Cheryl L. King, Vice President/Treasurer/Principal
  Financial Officer

Date: 9/26/19

* Print the name and title of each signing officer under his or her signature.